Performance Management	Jun. 18, 2026
YieldMax(R) Universe Fund of Option Income ETFs
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 21.10% for the quarter ended June 30, 2025 and the lowest quarterly return was -10.10% for the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.10%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.10%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception January 16, 2024
Return Before Taxes	6.43%	15.96%
Return After Taxes on Distributions	-5.95%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	3.80%	7.72%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	21.91%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.yieldmaxetfs.com
YieldMax(R) Magnificent 7 Fund of Option Income ETFs
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 17.08% for the quarter ended June 30, 2025 and the lowest quarterly return was -13.79% for the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.08%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.79%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception January 29, 2024
Return Before Taxes	18.78%	27.96%
Return After Taxes on Distributions	6.86%	16.22%
Return After Taxes on Distributions and Sale of Fund Shares	10.32%	16.09%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	20.23%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.yieldmaxetfs.com